UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-06

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number: 028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas E. Schaller
Title:   President
Phone:   336-774-1515

Signature, Place, and Date of Signing:

      /s/ Douglas E. Schaller        Winston-Salem, NC         2-7-2007
      -----------------------        -----------------        ----------
          [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:      17

Form 13F Information Table Value Total:  $   128,656
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                      SCHALLER INVESTMENT GROUP
                                                              FORM 13F
                                                                 SEC
                                                          December 31, 2006

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Autoliv                        COM              052800109     3329    55200 SH       Sole                    55200
Autozone                       COM              053332102     6159    53295 SH       Sole                    53295
Bank of the Ozarks Inc         COM              063904106      914    27650 SH       Sole                    27650
Berkshire Hathaway B           COM              084670207    27169     7411 SH       Sole                     7411
CBS Corp                       COM              124857202    15595   500150 SH       Sole                   500150
Carmax                         COM              143130102    14063   262225 SH       Sole                   262225
CitiGroup                      COM              172967101      446     8000 SH       Sole                     8000
Echostar                       COM              278762109    20016   526327 SH       Sole                   526327
Fastenal                       COM              311900104     2691    75000 SH       Sole                    75000
Homefed Corp                   COM              43739D307     4164    63090 SH       Sole                    63090
Idexx Laboratories             COM              45168D104     8729   110080 SH       Sole                   110080
International Speedway         COM              460335201     2749    53850 SH       Sole                    53850
Mohawk Industries              COM              608190104     8428   112590 SH       Sole                   112590
O Reilly Automotive            COM              686091109     5290   165000 SH       Sole                   165000
Penn National Gaming           COM              707569109     3142    75500 SH       Sole                    75500
Walgreen                       COM              931422109     3761    81965 SH       Sole                    81965
Washington Post                COM              939640108     2011     2697 SH       Sole                     2697